Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 26,870	$ 21,126	$ 26,870
Less: Accumulated depreciation	(25,318)	(19,905)	(23,325)
Property and equipment, net	1,552	1,221	3,546
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	24,668	19,395	24,668
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 2,202	$ 1,731	$ 2,202